CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) [Abstract]
Net income	$ 5,383	$ 3,929
Investment securities available for sale:
Unrealized holding gains	321	3,023
Tax effect	(109)	(1,028)
Reclassification adjustment for gains realized in net income	(85)	(760)
Tax effect	29	258
Net of tax amount	156	1,493
Pension plan benefit adjustment:
Related to actuarial losses and prior service cost	103	(2,059)
Tax effect	(35)	701
Net of tax amount	68	(1,358)
Total other comprehensive income	224	135
Comprehensive income	$ 5,607	$ 4,064